Note 4 - Unaudited Pro Forma Consolidated Results of Operations (Details) - Delos Internet [Member]	12 Months Ended
Dec. 31, 2013 USD ($) $ / shares
Revenues	$ 32,005,154
Amortization expense	3,159,196
Total operating expenses	41,844,651
Net loss	$ (9,131,670)
Basic net loss per share (in dollars per share) | $ / shares	$ (2.80)